FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 15.9%
Alphabet, Inc. (Class C)(a)	5,050	$6,155,950
Facebook, Inc. (Class A)(a)	25,155	4,479,602
		$10,635,552
CONSUMER FINANCE — 10.2%
American Express Co.	5,700	$674,196
Mastercard, Inc. (Class A)	7,950	2,158,981
PayPal Holdings, Inc.(a)	8,300	859,797
Visa, Inc. (A Shares)	18,375	3,160,684
		$6,853,658
E-COMMERCE DISCRETIONARY — 8.4%
Alibaba Group Holding Ltd. (ADR) (China)(a)	10,530	$1,760,932
Amazon.com, Inc.(a)	2,217	3,848,512
		$5,609,444
AIRCRAFT & PARTS — 8.3%
Airbus SE (France)	24,250	$3,150,610
Arconic, Inc.	10,500	273,000
Boeing Co. (The)	3,465	1,318,329
United Technologies Corp.	5,775	788,403
		$5,530,342
INFRASTRUCTURE SOFTWARE — 6.8%
Microsoft Corp.	32,870	$4,569,916

DIVERSIFIED BANKS — 5.4%
Bank of America Corp.	38,100	$1,111,377
Berkshire Hathaway, Inc. (Class B)(a)	1,885	392,117
Citigroup, Inc.	11,475	792,693
JPMorgan Chase & Co.	11,120	1,308,713
		$3,604,900
COMMUNICATIONS EQUIPMENT — 5.2%
Apple, Inc.	12,820	$2,871,295
Cisco Systems, Inc.	12,150	600,332
		$3,471,627
PRIVATE EQUITY — 3.3%
Blackstone Group, Inc. (The) (Class A)	19,700	$962,148
KKR & Co., Inc. (Class A)	45,900	1,232,415
		$2,194,563
DEFENSE PRIMES — 2.7%
General Dynamics Corp.	1,000	$182,730
Lockheed Martin Corp.	1,725	672,854
Northrop Grumman Corp.	1,600	599,664
Raytheon Co.	1,900	372,761
		$1,828,009
APPLICATION SOFTWARE — 2.5%
Activision Blizzard, Inc.	6,900	$365,148
Adobe, Inc.(a)	2,800	773,500

	Shares	Fair Value
COMMON STOCKS - Continued
Salesforce.com, Inc.(a)	3,750	556,650
		$1,695,298
MANAGED CARE — 2.0%
Anthem, Inc.	1,200	$288,120
UnitedHealth Group, Inc.	4,860	1,056,175
		$1,344,295
HOME PRODUCTS STORES — 2.0%
Home Depot, Inc. (The)	3,150	$730,863
Lowe’s Cos., Inc.	5,250	577,290
		$1,308,153
CABLE & SATELLITE — 1.8%
Comcast Corp. (Class A)	26,500	$1,194,620

ENTERTAINMENT CONTENT — 1.7%
Walt Disney Co. (The)	8,800	$1,146,816

ENTERTAINMENT FACILITIES — 1.6%
Madison Square Garden Co. (The) (Class A)(a)	4,025	$1,060,668

P&C INSURANCE — 1.4%
Berkshire Hathaway, Inc. (Class A)(a)	3	$935,496

MEDICAL DEVICES — 1.2%
Abbott Laboratories	4,850	$405,800
Medtronic plc (Ireland)	3,950	429,049
		$834,849
INTERNET BASED SERVICES — 1.2%
Booking Holdings, Inc.(a)	420	$824,296

INFORMATION TECHNOLOGY SERVICES — 1.2%
Accenture plc (Class A) (Ireland)	2,000	$384,700
IHS Markit Ltd. (Britain)(a)	6,250	418,000
		$802,700
LIFE SCIENCE EQUIPMENT — 1.0%
Thermo Fisher Scientific, Inc.	2,350	$684,485

RAIL FREIGHT — 1.0%
Union Pacific Corp.	4,100	$664,118

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 1.0%
Honeywell International, Inc.	2,000	$338,400
Ingersoll-Rand plc	2,600	320,346
		$658,746

	Shares or Principal Amount	Fair Value
COMMON STOCKS - Continued
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	1,100	$437,195

COURIER SERVICES — 0.6%
United Parcel Service, Inc. (Class B)	3,550	$425,361

ELECTRICAL COMPONENTS — 0.6%
TE Connectivity, Ltd. (Switzerland)	4,200	$391,356

INSTITUTIONAL BROKERAGE — 0.5%
Morgan Stanley	8,550	$364,829

HEALTH CARE SERVICES — 0.5%
IQVIA Holdings, Inc.(a)	2,400	$358,512

HOTELS, RESTAURANTS & LEISURE — 0.5%
Marriott International, Inc. (Class A)	2,700	$335,799

SEMICONDUCTOR DEVICES — 0.5%
Intel Corp.	6,025	$310,468

MANAGED HEALTH CARE — 0.4%
Humana, Inc.	1,075	$274,845

INSURANCE BROKERS — 0.4%
Aon plc (Britain)	1,400	$270,998

INDUSTRIALS — 0.4%
Huntington Ingalls Industries, Inc.	1,100	$232,969

OTHER COMMON STOCKS — 4.9%(a)(b)		$3,295,644

TOTAL COMMON STOCKS — 95.8% (Cost $49,661,596)		$64,150,527

BONDS & DEBENTURES

U.S. TREASURIES — 3.7%
U.S. Treasury Notes — 1.00% 10/15/2019	$800,000	$799,625

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
U.S. Treasury Notes — 1.50% 10/31/2019	$1,700,000	$1,699,104

TOTAL U.S. TREASURIES (Cost $2,499,392)		$2,498,729

TOTAL BONDS & DEBENTURES — 3.7% (Cost $2,499,392)		$2,498,729

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $52,160,988)		$66,649,256

SHORT-TERM INVESTMENTS — 0.7%
State Street Bank Repurchase Agreement — 0.25% 10/1/2019 (Dated 09/30/2019, repurchase price of $461,003, collateralized by $470,000 principal amount U.S. Treasury Notes — 1.75% 2022, fair value $474,525)	$461,000	$461,000
TOTAL SHORT-TERM INVESTMENTS (Cost $461,000)		$461,000

TOTAL INVESTMENTS — 100.2% (Cost $52,621,988)		$67,110,256
Other Assets and Liabilities, net — (0.2)%		(103,304)
NET ASSETS — 100.0%		$67,006,952

(a)                   Non-income producing security.

(b)                   As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$10,635,552	—	—	$10,635,552
Consumer Finance	6,853,658	—	—	6,853,658
E-Commerce Discretionary	5,609,444	—	—	5,609,444
Aircraft & Parts	5,530,342	—	—	5,530,342
Infrastructure Software	4,569,916	—	—	4,569,916
Diversified Banks	3,604,900	—	—	3,604,900
Communications Equipment	3,471,627	—	—	3,471,627
Private Equity	2,194,563	—	—	2,194,563
Defense Primes	1,828,009	—	—	1,828,009
Application Software	1,695,298	—	—	1,695,298
Managed Care	1,344,295	—	—	1,344,295
Home Products Stores	1,308,153	—	—	1,308,153
Cable & Satellite	1,194,620	—	—	1,194,620
Entertainment Content	1,146,816	—	—	1,146,816
Entertainment Facilities	1,060,668	—	—	1,060,668
P&C Insurance	935,496	—	—	935,496
Medical Devices	834,849	—	—	834,849
Internet Based Services	824,296	—	—	824,296
Information Technology Services	802,700	—	—	802,700
Life Science Equipment	684,485	—	—	684,485
Rail Freight	664,118	—	—	664,118
Commercial & Residential Building Equipment & Systems	658,746	—	—	658,746
Apparel, Footwear & Accessory Design	437,195	—	—	437,195
Courier Services	425,361	—	—	425,361
Electrical Components	391,356	—	—	391,356
Institutional Brokerage	364,829	—	—	364,829
Health Care Services	358,512	—	—	358,512
Hotels, Restaurants & Leisure	335,799	—	—	335,799
Semiconductor Devices	310,468	—	—	310,468
Managed Health Care	274,845	—	—	274,845
Insurance Brokers	270,998	—	—	270,998
Industrials	232,969	—	—	232,969
Other Common Stocks	3,295,644	—	—	3,295,644
U.S. Treasuries	—	$2,498,729	—	2,498,729
Short-Term Investment	—	461,000	—	461,000
	$64,150,527	$2,959,729	—	$67,110,256

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2019.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2019 (excluding short-term investments), was $52,445,324 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$14,371,273
Gross unrealized depreciation:	(167,341)
Net unrealized appreciation:	$14,203,932